Old Westbury Funds, Inc.
Total Equity Fund
Portfolio of Investments
- (Continued)

January 31, 2026
(Unaudited)
Old Westbury Funds, Inc.
Total Equity Fund
Portfolio of Investments
January 31, 2026
(Unaudited)
Shares Value
COMMON STOCKS — 95.8%
Banks — 8.1%
29,618 ABN AMRO Bank NV(a)(b) ...... $ 1,090,445
70,711 AIB Group Plc ................ 792,073
12,766 Ameris Bancorp ................ 1,029,195
48,663 Banco Bilbao Vizcaya Argentaria SA . 1,237,294
568,888 Banco Bradesco SA - Preference Shares 2,297,063
8,381,030 Banco de Chile ................ 1,847,254
222,735 Banco de Sabadell SA ............ 872,583
87,403 Banco Santander SA ............ 1,116,842
5,018,891 Bank Central Asia Tbk PT ........ 2,212,678
147,000 Bank of America Corp. .......... 7,820,400
428,538 Barclays Plc ................... 2,851,028
15,410 BNP Paribas SA ............... 1,665,881
22,751 Cadence Bank ................. 958,045
4,867 Capitec Bank Holdings Ltd. ....... 1,310,989
37,697 Citigroup, Inc. ................ 4,361,920
70,685 Commerzbank AG ............. 2,906,552
43,144 CVB Financial Corp. ............ 850,368
30,318 DNB Bank ASA ............... 871,086
9,145 Erste Group Bank AG ........... 1,186,983
14,253 Hancock Whitney Corp. ......... 980,606
343,246 HDFC Bank Ltd. .............. 3,467,442
169,533 HSBC Holdings Plc ............ 2,981,877
162,182 ING Groep NV ................ 4,771,457
167,652 Intesa Sanpaolo SpA ............ 1,185,601
37,560 Iyogin Holdings, Inc. ............ 696,787
54,163 JP Morgan Chase & Co. ......... 16,567,920
1,304,707 Lloyds Banking Group Plc ........ 1,945,080
225,454 Mitsubishi UFJ Financial Group, Inc. 4,085,589
228,310 NatWest Group Plc ............. 2,078,138
45,895 Nordea Bank Abp .............. 887,563
41,788 Old National Bancorp ........... 1,020,881
95,441 Oversea-Chinese Banking Corp. Ltd. 1,592,809
56,009 Skandinaviska Enskilda Banken AB -
Class A .................. 1,203,180
15,538 Societe Generale SA ............. 1,359,246
8,718 SOUTHSTATE BANK Corp. ..... 892,113
20,451 Sumitomo Mitsui Trust Group, Inc. . 676,326
26,548 Swedbank AB - Class A .......... 1,033,308
10,204 Texas Capital Bancshares, Inc.(c) ... 1,032,339
12,803 Toronto-Dominion Bank (The) .... 1,196,570
23,589 Truist Financial Corp. ........... 1,212,946
11,066 UniCredit SpA ................ 963,450
89,109,907
Communication Services — 9.2%
9,596 Alphabet, Inc. - Class A .......... 3,243,448
135,968 Alphabet, Inc. - Class C .......... 46,029,247
38,396 BCE, Inc. .................... 992,575
69,641 Bharti Airtel Ltd. ............... 1,490,444
25,373 Cargurus, Inc.(c) ............... 822,085
5,888 CTS Eventim AG & Co. KGaA .... 495,184
34,071 Deutsche Telekom AG ........... 1,137,675
Shares Value
Communication Services (continued)
3,483 EchoStar Corp. - Class A(c) ....... $ 394,345
388,310 ITV Plc ...................... 431,717
48,741 KDDI Corp. .................. 820,906
22,301 Live Nation Entertainment, Inc.(c) .. 3,243,681
31,298 Meta Platforms, Inc. - Class A ..... 22,425,017
20,461 Metropole Television SA ......... 292,982
62,167 NetEase, Inc. .................. 1,631,346
19,689 Netflix, Inc.(c) ................. 1,643,835
109,314 Orange SA ................... 2,023,967
27,429 Quebecor, Inc. - Class B ......... 1,000,550
6,075 Reddit, Inc. - Class A(c) .......... 1,095,140
9,224 Spotify Technology SA(c) ......... 4,615,228
1,044 Swisscom AG ................. 855,538
16,559 Take-Two Interactive Software, Inc.(c) 3,647,948
398,144 Telstra Group Ltd. .............. 1,352,968
38,616 Verizon Communications, Inc. ..... 1,719,184
101,405,010
Consumer Discretionary — 9.6%
13,432 Academy Sports & Outdoors, Inc. .. 738,894
206,840 Alibaba Group Holding Ltd. ...... 4,479,887
130,859 Amazon.com, Inc.(c) ............ 31,314,559
4,720 Aumovio SE(c) ................ 227,822
15,390 Avolta AG .................... 941,656
35,997 Bridgestone Corp. .............. 810,607
6,390 Bright Horizons Family Solutions, Inc.
(c) ...................... 591,906
5,804 Canadian Tire Corp. Ltd. - Class A . 714,050
2,933 Carvana Co.(c) ................ 1,176,456
1,512 Cavco Industries, Inc.(c) ......... 743,934
3,660,285 China Meidong Auto Holdings Ltd.(d) 684,069
9,441 Continental AG ............... 745,761
74,740 Denso Corp. .................. 1,034,943
27,751 Dollarama, Inc. ................ 3,739,807
17,440 DoorDash, Inc. - Class A(c) ....... 3,568,573
6,686 Dorman Products, Inc.(c) ........ 830,401
6,445 Flutter Entertainment Plc(c) ...... 1,064,392
3,088 Genuine Parts Co. .............. 429,201
131,942 Gestamp Automocion SA(a)(b) .... 474,197
9,433 Hilton Worldwide Holdings, Inc. ... 2,815,845
6,421 Home Depot, Inc. (The) ......... 2,405,242
13,939 HUGO BOSS AG ............. 578,291
32,088 Inchcape Plc .................. 358,506
3,103 Installed Building Products, Inc. .... 894,098
378,365 JD Sports Fashion Plc ........... 423,404
195,581 Kingfisher Plc ................. 903,229
10,754 Light & Wonder, Inc.(c) ......... 1,247,464
11,585 Lowe's Cos., Inc. ............... 3,093,890
4,412 LVMH Moet Hennessy Louis Vuitton
SE ...................... 2,860,158
49,036 Mahindra & Mahindra Ltd. ....... 1,829,398
12,549 MakeMyTrip Ltd.(c) ............ 782,807
72,597 Mazda Motor Corp. ............ 556,580

Old Westbury Funds, Inc.
Total Equity Fund
Portfolio of Investments
- (Continued)

January 31, 2026
(Unaudited)
Shares Value
Consumer Discretionary (continued)
7,061 McDonald's Corp. .............. $ 2,224,215
149,517 Meituan - B Shares(a)(b)(c) ....... 1,860,326
1,771 MercadoLibre, Inc.(c) ........... 3,803,736
4,767 Modine Manufacturing Co.(c) ..... 880,274
26,776 Moncler SpA .................. 1,555,525
2,280 Murphy USA, Inc. .............. 963,323
4,421 Next Plc ..................... 802,463
19,441 On Holding AG - Class A(c) ...... 879,705
34,677 OneSpaWorld Holdings Ltd. ...... 681,403
23,725 O'Reilly Automotive, Inc.(c) ...... 2,334,777
5,365 Patrick Industries, Inc. ........... 676,902
11,721 Planet Fitness, Inc. - Class A(c) .... 1,067,080
61,367 Prosus NV ................... 3,524,683
8,682 Royal Caribbean Cruises Ltd. ...... 2,818,611
65,431 Subaru Corp. ................. 1,406,623
12,152 Texas Roadhouse, Inc. ........... 2,185,659
28,949 Tokai Rika Co. Ltd. ............. 585,490
9,552 Tokyotokeiba Co. Ltd. ........... 330,827
18,333 Trip.com Group Ltd. ............ 1,130,661
49,017 Vistry Group Plc(c) ............. 446,166
20,910 Wesfarmers Ltd. ............... 1,213,778
1,837 Wingstop, Inc. ................ 487,595
1,011 Winmark Corp. ................ 455,648
105,375,497
Consumer Staples — 5.5%
18,579 Associated British Foods Plc ....... 484,300
193,747 AVI Ltd. ..................... 1,289,348
84,139 Bid Corp. Ltd. ................. 2,105,851
21,177 BJ's Wholesale Club Holdings, Inc.(c) 1,957,602
48,712 Clicks Group Ltd. .............. 981,492
17,616 Coca-Cola Co. (The) ............ 1,317,853
27,182 Coca-Cola Europacific Partners Plc . 2,492,589
6,929 Costco Wholesale Corp. ......... 6,514,992
23,712 Dollar General Corp. ............ 3,401,012
305,245 Fomento Economico Mexicano SAB
de CV - Units ............. 3,185,370
521,538 Foshan Haitian Flavouring & Food
Co. Ltd. - H Shares ......... 2,010,820
7,118 Henkel AG & Co. KGaA - Preference
Shares ................... 625,712
2,387 Hershey Co. (The) .............. 464,868
18,780 Imperial Brands Plc ............. 787,889
89,209 Jeronimo Martins SGPS SA ....... 2,105,361
120,874 Kenvue, Inc. .................. 2,103,208
41,551 Koninklijke Ahold Delhaize NV .... 1,623,362
69,233 Leroy Seafood Group ASA ........ 341,330
23,726 Loblaw Cos. Ltd. ............... 1,067,596
3,872 L'Oreal SA ................... 1,776,204
33,391 Mowi ASA ................... 767,641
3,647 PepsiCo, Inc. .................. 560,289
10,344 Philip Morris International, Inc. .... 1,856,127
8,086 Procter & Gamble Co. (The) ...... 1,227,212
Shares Value
Consumer Staples (continued)
490,614 Raia Drogasil SA ............... $ 2,278,393
327,795 Sonae SGPS SA ................ 687,737
165,668 Tesco Plc ..................... 963,894
217,253 Unicharm Corp. ............... 1,318,735
47,302 Unilever Plc .................. 3,197,772
1,823,755 Uni-President China Holdings Ltd. . 1,841,941
36,379 US Foods Holding Corp.(c) ....... 3,042,012
47,127 Walmart, Inc. ................. 5,614,711
59,993,223
Energy — 2.9%
28,069 Aker BP ASA .................. 820,167
40,143 Baker Hughes Co. .............. 2,249,614
16,318 Cactus, Inc. - Class A ............ 917,561
43,660 Chevron Corp. ................ 7,723,454
26,632 ConocoPhillips ................ 2,775,853
39,924 Eni SpA ..................... 815,202
32,875 Exxon Mobil Corp. ............. 4,648,525
43,557 Inpex Corp. ................... 969,028
95,000 Kinder Morgan, Inc. ............ 2,896,550
27,775 Magnolia Oil & Gas Corp. - Class A 708,540
12,461 Matador Resources Co. .......... 563,736
20,769 Murphy Oil Corp. .............. 624,939
22,995 OMV AG .................... 1,364,219
53,102 Repsol SA .................... 1,042,046
8,923 Solaris Energy Infrastructure, Inc. ... 492,460
16,304 TC Energy Corp. .............. 955,981
36,988 Tenaris SA .................... 822,508
61,531 Woodside Energy Group Ltd. ...... 1,087,031
31,477,414
Financial Services — 5.9%
15,901 3i Group Plc .................. 729,115
756 Adyen NV(a)(b)(c) ............. 1,123,203
18,210 Apollo Global Management, Inc. ... 2,449,973
13,890 Banca IFIS SpA ................ 451,786
8,716 Blackstone, Inc. ................ 1,241,333
78,989 Brookfield Corp. ............... 3,597,949
21,872 Capital One Financial Corp. ...... 4,788,437
11,856 CME Group, Inc. .............. 3,427,095
64,359 Daiwa Securities Group, Inc. ...... 625,250
14,893 Essent Group Ltd. .............. 937,068
8,268 FirstCash Holdings, Inc. ......... 1,409,694
5,885 Hamilton Lane, Inc. - Class A ..... 831,197
27,394 Interactive Brokers Group, Inc. - Class
A ...................... 2,051,263
32,823 Intercontinental Exchange, Inc. .... 5,703,981
17,636 KKR & Co., Inc. ............... 2,015,089
4,249 Mastercard, Inc. - Class A ........ 2,289,319
17,199 Morgan Stanley ................ 3,143,977
4,296 MSCI, Inc. ................... 2,617,209
33,459 Nasdaq, Inc. .................. 3,241,843
30,962 ORIX Corp. .................. 939,103
53,802 OSB Group Plc ................ 449,450

Old Westbury Funds, Inc.
Total Equity Fund
Portfolio of Investments
- (Continued)

January 31, 2026
(Unaudited)
Shares Value
Financial Services (continued)
1,050 Partners Group Holding AG ...... $ 1,426,169
4,041 PJT Partners, Inc. - Class A ....... 699,214
6,435 S&P Global, Inc. ............... 3,396,329
20,655 Tradeweb Markets, Inc. - Class A ... 2,128,911
56,643 UBS Group AG ................ 2,666,372
32,812 Visa, Inc. - Class A ............. 10,559,886
64,940,215
Health Care — 9.2%
12,607 Abbott Laboratories ............. 1,377,945
36,699 AbbVie, Inc. .................. 8,184,244
12,140 Agilent Technologies, Inc. ........ 1,624,939
1,068 Argenx SE - ADR(c) ............ 897,654
104,304 Astellas Pharma, Inc. ............ 1,444,997
18,779 AstraZeneca Plc ................ 3,494,689
14,037 Axogen, Inc.(c) ................ 489,190
44,202 Boston Scientific Corp.(c) ........ 4,134,213
2,410 Cardinal Health, Inc. ............ 517,861
16,659 Cencora, Inc. ................. 5,984,246
11,869 Cooper Cos., Inc. (The)(c) ........ 965,899
19,925 Danaher Corp. ................ 4,361,383
153,729 Dr Reddy's Laboratories Ltd. ...... 2,035,682
6,541 Eli Lilly & Co. ................ 6,783,998
7,197 Ensign Group, Inc. (The) ......... 1,235,437
17,277 Fresenius SE & Co. KGaA ........ 966,827
9,932 Galderma Group AG ............ 1,848,800
78,825 GSK Plc ..................... 2,023,996
11,360 HealthEquity, Inc.(c) ............ 973,211
3,879 IDEXX Laboratories, Inc.(c) ...... 2,600,714
9,937 Intuitive Surgical, Inc.(c) ......... 5,010,434
5,466 iRhythm Holdings, Inc.(c) ........ 844,552
4,082 Johnson & Johnson ............. 927,635
5,984 Labcorp Holdings, Inc. .......... 1,624,776
2,348 Ligand Pharmaceuticals, Inc.(c) .... 451,051
3,355 Lonza Group AG ............... 2,278,475
3,925 McKesson Corp. ............... 3,262,499
8,482 Medline, Inc. - Class A(c) ........ 374,904
4,066 Medpace Holdings, Inc.(c) ........ 2,368,364
57,311 Medtronic Plc ................. 5,900,741
28,334 Merck & Co., Inc. .............. 3,124,390
7,036 Merit Medical Systems, Inc.(c) ..... 570,549
36,355 Novartis AG .................. 5,390,350
35,314 Pfizer, Inc. .................... 933,702
8,537 Prestige Consumer Healthcare, Inc.(c) 550,380
3,020 Pro Medicus Ltd. ............... 387,200
13,687 RadNet, Inc.(c) ................ 959,459
5,125 Roche Holding AG ............. 2,324,995
39,009 Santen Pharmaceutical Co. Ltd. .... 438,083
31,222 Ship Healthcare Holdings, Inc. ..... 513,743
12,220 STERIS Plc ................... 3,208,972
12,640 Straumann Holding AG .......... 1,522,261
11,897 Suzuken Co. Ltd. .............. 478,771
Shares Value
Health Care (continued)
59,591 Teva Pharmaceutical Industries Ltd. -
ADR(c) .................. $ 2,030,861
3,757 Thermo Fisher Scientific, Inc. ...... 2,173,838
1,762 UFP Technologies, Inc.(c) ........ 442,509
4,482 UnitedHealth Group, Inc. ........ 1,286,020
101,325,439
Industrials — 12.7%
25,033 ABB Ltd. .................... 2,158,592
29,232 Aena SME SA(a)(b) ............. 908,873
67,387 Amada Co. Ltd. ................ 861,932
6,959 AMETEK, Inc. ................ 1,558,677
11,039 ANDRITZ AG ................ 955,211
64,652 API Group Corp.(c) ............ 2,687,584
3,884 Applied Industrial Technologies, Inc. 1,011,432
2,479 Automatic Data Processing, Inc. .... 611,867
4,124 Axon Enterprise, Inc.(c) .......... 1,994,284
69,360 Balfour Beatty Plc .............. 677,649
9,726 Bloom Energy Corp. - Class A(c) ... 1,472,225
15,063 Boeing Co. (The)(c) ............. 3,520,524
16,939 Booz Allen Hamilton Holding Corp. 1,497,746
87,345 Brambles Ltd. ................. 1,362,428
8,423 Brenntag SE .................. 513,188
55,511 BrightView Holdings, Inc.(c) ...... 741,627
8,858 Builders FirstSource, Inc.(c) ....... 1,013,355
7,968 BWX Technologies, Inc. .......... 1,636,866
8,639 Carlisle Cos., Inc. .............. 2,944,949
5,889 Caterpillar, Inc. ................ 3,871,193
38,103 Central Japan Railway Co. ........ 1,060,414
11,800 Clean Harbors, Inc.(c) ........... 3,066,938
965 Comfort Systems USA, Inc. ....... 1,102,126
13,581 COMSYS Holdings Corp. ........ 422,980
9,349 Construction Partners, Inc. - Class
A(c) ..................... 1,027,268
32,921 Core & Main, Inc. - Class A(c) .... 1,756,665
6,601 Crane Co. .................... 1,205,607
996 Curtiss-Wright Corp. ............ 654,063
2,286 Deere & Co. .................. 1,207,008
51,056 Deutsche Post AG .............. 2,863,770
81,306 easyJet Plc .................... 531,577
5,831 Eaton Corp. Plc ................ 2,049,130
5,667 Eiffage SA .................... 839,336
2,623 Enpro, Inc. ................... 626,320
7,547 Equifax, Inc. .................. 1,519,966
13,785 Esab Corp. ................... 1,669,363
15,639 ExlService Holdings, Inc.(c) ....... 612,267
7,346 Federal Signal Corp. ............ 794,029
1,028 GE Vernova, Inc. ............... 746,708
5,900 Griffon Corp. ................. 480,555
7,196 Helios Technologies, Inc. ......... 466,157
22,431 Hitachi Construction Machinery Co.
Ltd. ..................... 732,095
2,926 Honeywell International, Inc. ...... 665,724

Old Westbury Funds, Inc.
Total Equity Fund
Portfolio of Investments
- (Continued)

January 31, 2026
(Unaudited)
Shares Value
Industrials (continued)
26,003 Howmet Aerospace, Inc. ......... $ 5,410,704
190,827 International Consolidated Airlines
Group SA ................ 1,091,399
17,129 ISS A/S ...................... 649,778
38,919 Japan Airlines Co. Ltd. .......... 735,452
7,522 Jardine Matheson Holdings Ltd. .... 547,376
14,114 JB Hunt Transport Services, Inc. ... 2,861,190
6,351 JBT Marel Corp. ............... 999,076
18,874 Keller Group Plc ............... 457,641
98,556 Komatsu Ltd. ................. 3,775,772
9,599 Kone Oyj - Class B ............. 689,745
4,349 Kratos Defense & Security Solutions,
Inc.(c) ................... 447,990
7,715 L3Harris Technologies, Inc. ....... 2,645,088
7,797 Legrand SA ................... 1,247,693
4,872 Limbach Holdings, Inc.(c) ........ 418,895
18,846 Makita Corp. ................. 651,622
8,872 Mercury Systems, Inc.(c) ......... 832,903
22,835 MINEBEA MITSUMI, Inc. ...... 462,573
10,743 Morgan Sindall Group Plc ........ 724,719
2,783 MSA Safety, Inc. ............... 493,008
11,589 Mueller Industries, Inc. .......... 1,577,726
3,753 Nextpower, Inc. - Class A(c) ....... 439,439
7,465 Northrop Grumman Corp. ....... 5,167,721
50,412 Peab AB - Class B .............. 503,696
5,977 Pentair Plc .................... 629,796
5,337 Quanta Services, Inc. ............ 2,533,100
21,344 QXO, Inc.(c) ................. 473,410
2,488 RBC Bearings, Inc.(c) ........... 1,243,179
17,569 Recruit Holdings Co. Ltd. ........ 919,546
14,097 RELX Plc .................... 497,480
9,416 Republic Services, Inc. ........... 2,025,287
516 Rheinmetall AG ............... 1,089,638
17,458 ROCKWOOL A/S - Class B ...... 591,738
14,206 Rollins, Inc. .................. 899,808
173,135 Rolls-Royce Holdings Plc ......... 2,868,971
7,516 Saia, Inc.(c) ................... 2,516,883
32,102 Sandvik AB ................... 1,267,502
1,867 Schindler Holding AG - Participation
Certificates ............... 720,185
201,533 SF Holding Co. Ltd. - H Shares .... 918,909
6,861 SGS SA ...................... 823,622
13,221 Siemens AG .................. 4,016,609
5,270 Simpson Manufacturing Co., Inc. .. 931,631
99,343 Singapore Airlines Ltd. .......... 495,895
29,470 SKF AB - Class B .............. 769,545
4,499 Societe BIC SA ................ 290,109
49,501 StandardAero, Inc.(c) ............ 1,529,086
22,681 Tetra Tech, Inc. ................ 854,166
39,008 Toyota Tsusho Corp. ............ 1,413,019
34,188 TransUnion ................... 2,701,536
28,762 UL Solutions, Inc. - Class A ....... 2,019,955
7,965 Union Pacific Corp. ............. 1,872,571
Shares Value
Industrials (continued)
2,042 United Rentals, Inc. ............. $ 1,596,967
51,540 Vesuvius Plc .................. 324,132
5,808 Vinci SA ..................... 834,059
6,949 Waste Management, Inc. ......... 1,544,346
144,008 WEG SA ..................... 1,423,457
28,259 West Japan Railway Co. .......... 576,830
15,042 Westinghouse Air Brake Technologies
Corp. ................... 3,461,766
12,853 XPO, Inc.(c) .................. 1,903,658
139,509,865
Information Technology — 24.6%
2,471 Alten SA ..................... 241,935
37,830 Anritsu Corp. ................. 523,719
141,132 Apple, Inc. ................... 36,620,931
17,469 Applied Materials, Inc. ........... 5,630,608
1,876 AppLovin Corp. - Class A(c) ...... 887,554
1,746 ASM International NV .......... 1,469,017
9,953 ASML Holding NV ............. 14,341,392
4,544 Badger Meter, Inc. .............. 666,060
4,323 Bel Fuse, Inc. - Class B .......... 869,744
25,865 Bentley Systems, Inc. - Class B ..... 908,379
67,386 Broadcom, Inc. ................ 22,324,982
7,920 Cadence Design Systems, Inc.(c) ... 2,347,171
3,957 Capgemini SE ................. 615,384
84,887 CCC Intelligent Solutions Holdings,
Inc.(c) ................... 643,444
9,270 CDW Corp. .................. 1,171,635
47,450 Cisco Systems, Inc. ............. 3,716,284
6,141 Cloudflare, Inc. - Class A(c) ....... 1,089,106
3,848 Credo Technology Group Holding
Ltd.(c) ................... 482,077
50,478 Delta Electronics, Inc. ........... 1,956,885
5,775 Descartes Systems Group, Inc. (The)(c) 431,739
11,295 Diodes, Inc.(c) ................ 668,551
7,927 D-Wave Quantum, Inc.(c) ........ 168,211
7,173 Entegris, Inc. .................. 846,916
9,660 EPAM Systems, Inc.(c) .......... 2,015,076
921 Fabrinet(c) ................... 450,774
13,293 FormFactor, Inc.(c) ............. 937,024
44,397 Fortinet, Inc.(c) ................ 3,607,700
140,827 Fujitsu Ltd. ................... 3,897,403
6,626 Gartner, Inc.(c) ................ 1,388,876
2,783 Guidewire Software, Inc.(c) ....... 391,735
5,828 Horiba Ltd. ................... 689,712
15,678 Infineon Technologies AG ........ 773,277
114,379 Infosys Ltd. ................... 2,040,451
122,205 Infosys Ltd. - ADR ............. 2,148,364
26,864 Intel Corp.(c) ................. 1,248,370
3,538 InterDigital, Inc. ............... 1,154,945
10,824 International Business Machines Corp. 3,319,721
8,604 IonQ, Inc.(c) .................. 343,988
18,924 Kaga Electronics Co. Ltd. ........ 472,611

Old Westbury Funds, Inc.
Total Equity Fund
Portfolio of Investments
- (Continued)

January 31, 2026
(Unaudited)
Shares Value
Information Technology (continued)
3,120 Keyence Corp. ................. $ 1,137,844
15,632 Keysight Technologies, Inc.(c) ..... 3,381,671
2,540 KLA Corp. ................... 3,626,968
9,778 Logitech International SA ........ 842,903
7,524 MACOM Technology Solutions
Holdings, Inc.(c) ........... 1,648,207
8,388 Manhattan Associates, Inc.(c) ...... 1,266,672
3,895 Micron Technology, Inc. ......... 1,615,958
80,728 Microsoft Corp. ............... 34,736,451
4,455 MKS, Inc. .................... 1,048,752
2,052 Motorola Solutions, Inc. ......... 826,012
27,616 Nomura Research Institute Ltd. .... 838,865
5,366 Novanta, Inc.(c) ............... 721,942
303,624 NVIDIA Corp. ................ 58,031,655
3,828 Onto Innovation, Inc.(c) ......... 773,447
7,866 Palo Alto Networks, Inc.(c) ....... 1,392,046
11,680 Q2 Holdings, Inc.(c) ............ 715,400
15,107 QUALCOMM, Inc. ............ 2,290,070
2,847 Rambus, Inc.(c) ................ 324,074
7,817 Rigetti Computing, Inc.(c) ........ 142,035
28,421 Samsara, Inc. - Class A(c) ......... 797,209
39,852 Samsung Electronics Co. Ltd. ..... 4,443,689
17,539 SCREEN Holdings Co. Ltd. ...... 2,228,074
24,235 ServiceNow, Inc.(c) ............. 2,835,737
12,775 Shopify, Inc. - Class A(c) ......... 1,676,463
1,457 Sopra Steria Group ............. 266,312
226,571 Taiwan Semiconductor Manufacturing
Co. Ltd. ................. 12,779,267
11,155 TE Connectivity Plc ............ 2,485,111
95,842 Telefonaktiebolaget LM Ericsson -
Class B .................. 1,040,032
5,445 Texas Instruments, Inc. .......... 1,173,670
10,351 Ulvac, Inc. ................... 555,139
19,332 Vontier Corp. ................. 724,950
269,868,376
Insurance — 1.9%
59,792 Aegon Ltd. ................... 466,212
486,432 AIA Group Ltd. ................ 5,625,777
5,829 Allianz SE .................... 2,568,917
8,709 ASR Nederland NV ............. 631,574
25,683 AXA SA ..................... 1,169,938
58,067 Dai-ichi Life Holdings, Inc. ....... 507,467
35,807 Generali ..................... 1,459,643
1,031 Kinsale Capital Group, Inc. ....... 408,152
185,063 Mapfre SA .................... 846,308
26,414 MetLife, Inc. .................. 2,083,536
9,293 NN Group NV ................ 735,612
4,529 Palomar Holdings, Inc.(c) ........ 559,739
10,586 Prudential Financial, Inc. ......... 1,176,211
28,996 Ryan Specialty Holdings, Inc. ...... 1,399,927
39,925 Unipol Assicurazioni SpA ......... 888,529
20,527,542
Shares Value
Materials — 2.9%
28,456 Acerinox SA .................. $ 421,966
14,819 Amrize Ltd.(c) ................. 777,324
10,552 Bekaert SA ................... 519,074
53,096 BHP Group Ltd. ............... 1,869,745
30,547 Billerud Aktiebolag ............. 247,257
21,152 Boliden AB(c) ................. 1,487,942
64,903 Breedon Group Plc ............. 298,757
22,455 Coeur Mining, Inc.(c) ........... 458,980
47,310 CRH Plc ..................... 5,791,217
37,915 Element Solutions, Inc. .......... 1,103,326
38,181 Fortescue Ltd. ................. 558,334
22,357 Hecla Mining Co. .............. 503,480
21,824 Heidelberg Materials AG ......... 5,983,518
15,483 Holcim AG ................... 1,593,064
35,862 International Paper Co. .......... 1,445,956
1,462 Kansai Paint Co. Ltd. ........... 23,301
15,859 Lintec Corp. .................. 488,292
43,557 Nippon Kayaku Co. Ltd. ......... 505,904
44,690 Nitto Denko Corp. ............. 989,325
19,938 Perimeter Solutions, Inc.(c) ....... 521,379
6,789 Sherwin-Williams Co. (The) ....... 2,407,651
251,172 South32 Ltd. .................. 808,055
113,106 SSAB AB - Class A ............. 940,402
20,394 Tokuyama Corp. ............... 532,120
7,148 Vicat SACA ................... 662,579
22,435 voestalpine AG ................ 1,063,733
32,002,681
Real Estate — 1.0%
3,444 American Tower Corp. REIT ...... 617,440
427,156 CapitaLand Integrated Commercial
Trust REIT ............... 802,534
27,060 Cushman & Wakefield Ltd.(c) ..... 444,866
24,125 Daiwa House Industry Co. Ltd. .... 819,963
3,673 FirstService Corp. .............. 570,270
22,401 Prologis, Inc. REIT ............. 2,924,675
7,542 Ryman Hospitality Properties, Inc.
REIT ................... 714,227
8,442 Simon Property Group, Inc. REIT .. 1,615,039
23,131 STAG Industrial, Inc. REIT ....... 867,644
73,688 Sun Hung Kai Properties Ltd. ..... 1,185,671
17,190 Terreno Realty Corp. REIT ....... 1,057,873
11,620,202
Utilities — 2.3%
30,322 Ameren Corp. ................. 3,131,656
22,835 American Electric Power Co., Inc. .. 2,735,062
16,061 Duke Energy Corp. ............. 1,949,002
121,824 NextEra Energy, Inc. ............ 10,708,330
7,781 NRG Energy, Inc. .............. 1,187,614
2,822 Oklo, Inc.(c) .................. 224,688
9,434 Rubis SCA ................... 382,445
30,730 Sempra ...................... 2,673,817
22,156 Tokyo Gas Co. Ltd. ............. 980,098

Old Westbury Funds, Inc.
Total Equity Fund
Portfolio of Investments
- (Continued)

January 31, 2026
(Unaudited)
The following abbreviations are used in the report:
Shares Value
Utilities (continued)
15,411 WEC Energy Group, Inc. ........ $ 1,705,535
25,678,247
Total Common Stocks
(Cost $901,003,622)
1,052,833,618
EXCHANGE-TRADED FUNDS
(e)
— 1.8%
47,403 iShares MSCI EAFE ETF ........ 4,775,378
9,271 iShares MSCI Japan ETF ......... 794,710
7,227 iShares MSCI South Korea ETF .... 884,657
8,508 iShares Russell 2000 ETF ......... 2,209,102
53,082 State Street SPDR S&P Biotech ETF 6,621,980
6,565 State Street SPDR S&P Oil & Gas
Exploration & Production ETF 920,676
34,112 State Street SPDR S&P Regional
Banking ETF .............. 2,347,247
24,580 State Street Utilities Select Sector
SPDR ETF ............... 1,063,085
Total Exchange-Traded Funds
(Cost $16,650,200)
19,616,835
INVESTMENT COMPANY — 2.4%
26,216,664 Federated Hermes U.S. Treasury Cash
Reserves, Premier Class, 3.56%(f) 26,216,664
Total Investment Company
(Cost $26,216,664)
26,216,664
TOTAL INVESTMENTS — 100.0%
(Cost $943,870,486)
$ 1,098,667,117
LIABILITIES IN EXCESS OF
OTHER ASSETS — (0.0)%
(124,856)
NET ASSETS — 100.0%
$ 1,098,542,261
(a) Security offered and sold outside of the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933.
(b) Security exempt from registration under Rule 144A of the Securities
Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers.
The security has been determined to be liquid in accordance with procedures adop ted by the Fund’s Board of Directors except as indicated in (d).
(c) Non-income producing security.
(d) These securities have been determined to be illiquid in accordance with procedures adopted by the Fund’s Board of Directors.
(e) A copy of the underlying funds’ financial statements is available upon request.
(f) The rate shown represents the current yield as of January 31, 2026.
ADR — American Depositary Receipt
ETF — Exchange-Traded Fund
MSCI — Morgan Stanley Capital International
REIT — Real Estate Investment Trust
SPDR — Standard & Poor's Depositary Receipt
Portfolio Diversification by Country (Unaudited)
Country: Market Value
Market Value as
a percentage of
Net Assets
United States ................. $ 704,714,785 64.0%
Japan ...................... 44,534,460 4.1
United Kingdom .............. 35,947,423 3.3
Netherlands .................. 30,674,611 2.8
Switzerland .................. 27,050,011 2.5
Germany .................... 25,492,741 2.3
Ireland ..................... 17,018,272 1.5
France ...................... 16,528,228 1.5
Canada ..................... 15,943,550 1.5
Taiwan ..................... 14,736,152 1.3
India ....................... 13,794,588 1.3
Sweden ..................... 13,108,092 1.2
Hong Kong .................. 11,838,711 1.1
China ...................... 8,947,411 0.8
Australia .................... 8,639,539 0.8
Italy ....................... 7,319,736 0.7
Spain ...................... 6,920,109 0.6
Brazil ...................... 5,998,913 0.5
South Africa ................. 5,687,680 0.5
Austria ..................... 4,570,146 0.4
South Korea ................. 4,443,689 0.4
Singapore ................... 4,021,899 0.4
Uruguay .................... 3,803,736 0.3
Mexico ..................... 3,185,370 0.3
Norway ..................... 2,800,224 0.3
Portugal .................... 2,793,098 0.3
Indonesia ................... 2,212,678 0.2
Israel ....................... 2,030,861 0.2
Chile ...................... 1,847,254 0.2
Finland ..................... 1,577,308 0.1
Denmark ................... 1,241,516 0.1
Bermuda .................... 937,068 0.1
Luxembourg ................. 822,508 0.1
Bahamas .................... 681,403 0.1
Belgium .................... 519,074 0.0 *
Thailand .................... 450,774 0.0 *
Other
**
..................... 45,708,643 4.2
$ 1,098,542,261 100.0%
* Includes cash and equivalents, exchange-traded funds, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.